RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.
RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2021, 2022 and 2023:

Name of related parties	Relationship with The Group
Microcredit Company (Chongqing) Ltd. (“Massnet Microcredit”)	Affiliate enterprise
Shanghai Jiayin Finance Services Co., Ltd. (“Shanghai Jiayin”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Shanghai Jiayin Zhuoyue Corporate Management Co., Ltd. (“Jiayin Zhuoyue”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
GAYANG (Hongkong) Co., Ltd. (“GAYANG”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Jiayin Financial Leasing (Shanghai) Co., Ltd. (“Jiayin Financial Leasing”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Aguila Information, S.A.P.I. de C.V. (“Aguila Information”)	Subsidiary of Company’s equity investee
Keen Best Investments Ltd. (“Keen Best”)	Affiliate enterprise

Subsidiary shareholder	The minority shareholder of the subsidiaries of the Group

16.
RELATED PARTY TRANSACTIONS - continued

The Group entered into the following significant transactions with its related parties:

Nature of transactions	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Services provided by related parties:
Jiayin Zhuoyue (1)	77,048	122,946	115,538
Shanghai Jiayin (2)	—	12,474	2,536
Total	77,048	135,420	118,074
Services provided to related parties
Aguila Information (3)	34,619	6,567	—
Total	34,619	6,567	—

Nature of transactions	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loans to related parties:
Jiayin Financial Leasing (4)	70,000	—	—
Massnet Microcredit (5)	54,000	—	—
Shanghai Jiayin (6)	47,840	35,000	—
GAYANG (7)	31,306	17,243	—
Aguila Information (8)	—	4,173	—
Keen Best (9)	—	—	13,904
Subsidiary shareholder	—	—	2
Total	203,146	56,416	13,906
Loans from related parties
Shanghai Jiayin (6)	15,000	—	—
Total	15,000	—	—

16.
RELATED PARTY TRANSACTIONS - continued
(1)
Jiayin Zhuoyue refers investors to the Group and charged referral service fees.
(2)
Shanghai Jiayin rented office space to the Group and charged other related service fee, which is calculated dependent on its usage of the underlying office space from April 2022 with lease period of 12 months.
(3)
The Group provides business and operational support services to Aguila Information and charged corresponding service fees. On January 5, 2021. Aguila Information was deconsolidated by the Group and deemed as our related party (see Note 6).
(4)
The amounts represent non-interest bearing loans to related parties in 2021 for the daily operation, which were fully collected in 2021.
(5)
The Group provided non-interest bearing loan of RMB54 million to Massnet Microcredit, which was fully collected in May, 2021.
(6)
The amount represents loans that were non-interest bearing, unsecured, and due on demand, and were fully collected as of December 31, 2021 and 2022.
(7)
The amount represents loans to GAYANG in 2021 and 2022. In 2021, the loans comprise non-interest bearing loan of RMB20,664 and interest bearing loan with principal of RMB10,642 and fixed annual interest rate of 8%. In 2021, RMB11,471 of non-interest bearing loan has been collected and RMB171 interest has been accrued. In 2022, the amount represents interest bearing loan with principal of RMB17,243 and fixed interest rate of 8% after a three-months free of interest duration. In 2022, RMB9,193 of non-interest bearing loan and RMB1,408 of interest bearing loan has been collected and RMB638 interest has been accrued. In 2023, RMB17,302 of non-interest bearing loan has been collected.
(8)
The amount represents non-interest bearing loans to Aguila Information in 2022, which were fully collected as of December 31, 2022.
(9)
The amount represents non-interest bearing loans to Keen Best in May 2023, which have been fully collected as of December 31, 2023.

16.
RELATED PARTY TRANSACTIONS - continued

The following table present amounts due from and due to related parties as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties
GAYANG*	17,243	—
Shanghai Jiayin*	500	500
Subsidiary shareholder*	7	9
Total	17,750	509
Amounts due to related parties
Jiayin Zhuoyue**	408	11,325
Shanghai Jiayin**	158	—
Total	566	11,325

*The amounts represented outstanding loans receivable from related parties.

**The amounts represented unsettled service fees for services provided by related parties.

As of December 31, 2022, the Group recorded credit losses of RMB13,536 for outstanding receivables from Aguila Information based on subsequent collection analysis and RMB10,043 for outstanding receivables from GAYANG based on subsequent collection analysis. The credit loss is included in allowance for uncollectible receivables, contract assets, loans receivable and others on the consolidated statements of operations and comprehensive income for the years ended December 31, 2022 and 2023.